Income Taxes - Deferred Tax Items in OCI (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income tax relating to components of other comprehensive income [abstract]
Derivatives designated as cash flow hedges	$ (3)	$ (5)
Remeasurement of pension plans	1	17
Exchange differences on translation of foreign operations	(58)	87
Hedge of net investment	30	(41)
Income tax relating to components of other comprehensive income	$ (30)	$ 58